Share based payments	12 Months Ended
Dec. 31, 2021
Share based payments
Share based payments

30. Share based payments

SUBSCRIPTION RIGHT PLANS

Presented below is a summary of subscription right activities for the reported periods. Various subscription right plans were approved for the benefit of our employees, and for members of the supervisory board and independent consultants of Galapagos NV.

The subscription rights offered to members of the supervisory board vest over a period of 36 months at a rate of 1/36th per month. Effective January 1, 2020, we no longer grant subscription rights to supervisory board members.

Subscription rights approved before 2021 cannot be exercised before the end of the third calendar year following the year of the grant. In the event of a change of control over Galapagos NV, all outstanding subscription rights vest immediately and will be immediately exercisable.

On April 30, 2021 the supervisory board approved “Subscription Right Plan 2021 BE”, “Subscription Right Plan 2021 RMV” and “Subscription Right Plan 2021 ROW”, within the framework of the authorized capital. Subscription rights granted under Subscription Right Plan 2021 BE will in principle not vest prior to January 1, 2025 and subscription rights granted under Subscription Right Plan 2021 RMV and Subscription Right Plan 2021 ROW vest in instalments: with 25% of each grant being exercisable as of January 1, 2023, 25% as of January 1, 2024 and 50% (the remainder) as of January 1, 2025.

The table below sets forth a summary of subscription rights outstanding and exercisable at December 31, 2021, per subscription right plan:

				Outstanding					Outstanding	Exercisable
				per	Granted	Exercised	Forfeited	Expired	per	per
	Allocation	Expiry	Exercise	January 1,	during	during	during	during	December 31,	December 31,
Subscription right plan	date	date	price (€)	2021	year	year	year	year	2021	2021
2008	06/26/2008	06/25/2021	5.6	1,365		(1,365)			—	—
2013	05/16/2013	05/15/2021	19.38	55,664		(55,664)			—	—
2014	07/25/2014	07/24/2022	14.54	169,340		(41,800)			127,540	127,540
2015	04/30/2015	04/29/2023	28.75	219,473		(20,250)			199,223	199,223
2015 (B)	12/22/2015	12/21/2023	49.00	261,500		(5,000)			256,500	256,500
2015 RMV	12/22/2015	12/21/2023	49.00	40,000		(5,000)			35,000	35,000
2016	06/01/2016	05/31/2024	46.10	342,625		(11,875)			330,750	330,750
2016 RMV	06/01/2016	05/31/2024	46.10	69,000			—		69,000	69,000
2016 (B)	01/20/2017	01/19/2025	62.50	10,000			—		10,000	10,000
2017	05/17/2017	05/16/2025	80.57	595,500			—		595,500	595,500
2017 RMV	05/17/2017	05/16/2025	80.57	127,500			—		127,500	127,500
2018	04/19/2018	04/18/2026	79.88	1,083,245			(77,250)		1,005,995
2018 RMV	04/19/2018	04/18/2026	79.88	137,500			—		137,500
2019	04/10/2019	04/09/2027	95.11	1,477,840			(177,000)		1,300,840
2019 RMV	04/10/2019	04/09/2027	95.11	193,000			(2,500)		190,500
2020	04/17/2020	04/16/2028	168.42	1,906,034			(288,106)		1,617,928
2020RMV	04/17/2020	04/16/2028	168.42	239,525			(12,050)		227,475
2021BE	04/30/2021	04/29/2029	64.76		1,117,603		(33,567)		1,084,036
2021RMV	04/30/2021	04/29/2029	64.76		291,725		(9,175)		282,550
2021ROW	04/30/2021	04/29/2029	64.76		1,084,105		(102,105)		982,000
Total				6,929,111	2,493,433	(140,954)	(701,753)	—	8,579,837	1,751,013

		Weighted
		average
		exercise
	Subscription rights	price (Euro)
Outstanding on January 1, 2019	4,626,782	€53.3
Exercisable on December 31, 2018	882,734	14.0

Granted during the period	1,699,690	95.1
Forfeited during the year	(30,750)	88.9
Exercised during the period	(754,605)	22.8
Expired during the year	—	—
Outstanding on December 31, 2019	5,541,117	€70.1
Exercisable on December 31, 2019	1,139,682	30.2

Granted during the period	2,173,335	168.4
Forfeited during the year	(40,376)	144.8
Exercised during the period	(744,965)	38.0
Expired during the year	—	—
Outstanding on December 31, 2020	6,929,111	€104.0
Exercisable on December 31, 2020	1,168,967	37.8

Granted during the period	2,493,433	64.8
Forfeited during the year	(701,753)	118.5
Exercised during the period	(140,954)	23.5
Expired during the year	—	—
Outstanding on December 31, 2021	8,579,837	€92.7
Exercisable on December 31, 2021	1,751,013	56.6

The table below sets forth the inputs into the valuation of the subscription rights.

	2021BE	2021 RMV/ROW	2020	2020 RMV	2019	2019 RMV
	April 30	April 30	April 17	April 17	April 19	April 19
Exercise Price (€)	€64.76	€64.76	€168.42	€168.42	€95.11	€95.11
Weighted average share price at acceptance date (€)	€61.10	€61.10	€178.95	€178.95	€107.05	€107.45
Weighted average fair value at the acceptance date (€)	€22.72	€20.68	€86.45	€85.79	€40.04	€40.05
Weighted average estimated volatility (%)	40.73	40.61	51.30	51.32	35.86	35.63
Weighted average expected life of the subscription rights (years)	6.43	5.36	6.00	6.00	6.02	6.00
Weighted average risk free rate (%)	(0.21)	(0.29)	(0.44)	(0.44)	(0.27)	(0.28)
Expected dividends	None	None	None	None	None	None

Subscription right Plans

The exercise price of the subscription rights is determined pursuant to the applicable provisions of the Belgian Law of March 26, 1999.

The weighted average estimated volatility is calculated on the basis of the implied volatility of the share price over the weighted average expected life of the subscription rights.

The weighted average expected life of the subscription right is calculated as the estimated duration until exercise, taking into account the specific features of the plans.

Our share based compensation expense in 2021 in relation to subscription right plans amounted to €70,726 thousand (2020: €79,959 thousand; 2019: €38,297 thousand).

The following table provides an overview of the outstanding subscription rights per category of subscription right holders at December 31, 2021, 2020 and 2019.

Category

	December 31,
	2021	2020	2019

	(in number of subscription rights)
Supervisory board members	157,560	157,560	222,600
Management board members (1)	1,965,000	2,101,874	2,171,874
Personnel	6,457,277	4,669,677	3,146,643
Total subscription rights outstanding	8,579,837	6,929,111	5,541,117

(1)	Piet Wigerinck was a member of the management board until November 30, 2021. Note that his outstanding subscription rights at December 31, 2020, were reported on the line ‘Management board members’ while at December 31, 2021 his outstanding subscription rights are presented on the line ‘Personnel’.

The outstanding subscription rights at the end of the accounting period have an average exercise price of €92.69 (2020: €103.95; 2019: €70.09) and a weighted average remaining expected life of 1,955 days (2020: 2,050 days; 2019: 2,023 days).

RESTRICTED STOCK UNITS RSUs

Each RSU represents the right to receive one Galapagos share or a payment in cash of an amount equivalent to the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the relevant vesting date, in accordance with the terms and conditions of the relevant RSU program.

We currently have the following restricted stock unit (RSU) programs:

●	Plan 2020.I and Plan 2021.I, under which the grants are intended to be made every year, subject to a decision of the supervisory board. This plan is intended to provide a long-term incentive to certain of our employees and management board members and replaces the deferred portion of the bonus under the former Senior Management Bonus Scheme;
●	Plan 2019.II, Plan 2020.II, Plan 2021.II and Plan 2021.IV These plans are aimed at retaining a specific set of our employees and management board members whose retention is deemed so important for the future performance of Galapagos that an additional incentive is desired. The beneficiaries are nominated by the nomination and remuneration committee and the supervisory board approves the list of beneficiaries;
●	Plan 2019.I This plan was granted at the discretion of the supervisory board;
●	Plan 2019.III This exceptional RSU grant took place in 2019 under an RSU Transaction Bonus Plan for the successful closing of the Gilead transaction;
●	Plan 2021.III This plan is intended to compensate employees who transferred from Gilead to us in the framework of the transfer of European commercialization rights for the long-term incentive plans within Gilead under which unvested RSU awards lapse upon transfer out of the Gilead group. These employees received a one-time Restricted Stock Units grant from us.

The main characteristics of all these plans are as follows:

●	the RSUs are offered for no consideration;
●	generally four-year vesting period, with 25% vesting each year, except for some plans or some beneficiaries for which the RSUs will all vest at the same time three years after the offer date; vest 50% after two years and 50% after three years or vest over three years with 34% vesting the first year and 33% in each of the remaining two years;
●	payout will be in cash or shares, at Galapagos’ discretion, it being understood that in respect of members of the management board, any vesting prior to the third anniversary of the offer date will always give rise to a payment in cash rather than a delivery of shares as an incentive;
●	any unvested RSUs are forfeited upon termination of service before the vesting date.

The table below sets forth a summary of RSUs outstanding at December 31, 2021, per RSU plan:

		Outstanding				Outstanding
		per	Granted	Forfeited	Paid in cash	per
	Offer	January 1,	during	during	during	December 31,
RSU plan	date	2021	year	year	year	2021
Plan 2019.I.	10/16/2019	33,000		(5,000)	—	28,000
Plan 2019.II.	10/16/2019	81,807		(12,034)	(27,269)	42,504
Plan 2019.III.	10/16/2019	71,072		(5,077)	(35,535)	30,460
Plan 2020.I.	06/05/2020	54,876		(10,925)	(11,424)	32,527
Plan 2020.II.	07/05/2020	72,841		(12,663)	(18,210)	41,968
Plan 2021.I.	05/05/2021		180,844	(26,228)	—	154,616
Plan 2021.II.	05/06/2021		43,328	(2,708)	—	40,620
Plan 2021.III.	06/03/2021		38,413	(238)	—	38,175
Plan 2021.IV.	09/24/2021		248,933	—	—	248,933
Total		313,596	511,518	(74,873)	(92,438)	657,803

The RSUs are measured based on the volume-weighted average price of the Galapagos share on Euronext Brussels over the 30-calendar day period preceding the reporting period and they are re-measured at each reporting date. We recognize the corresponding expense and liability over the vesting period.

The following table provides an overview of the outstanding RSUs per category of RSU holders on December 31, 2021, 2020 and 2019.

	December 31,
	2021	2020	2019

	(in number of RSUs)
Management board members	384,340	229,276	188,571
Personnel	273,463	84,320	24,576
Total outstanding RSUs	657,803	313,596	213,147